Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

9.	Income Taxes

The Company has $10,774,937 of net operating losses to carry forward to offset taxable income in future years which expire through fiscal 2036. For the years ended December 31, 2016, 2015, and 2014, the valuation allowance established against the deferred tax assets increased by $330,186, $124,292, and $151,267, respectively.

The components of the net deferred tax asset at December 31, 2016, 2015, and 2014, the statutory tax rate, the effective tax rate and the amount of the valuation allowance are indicated below:

	2016 $	2015 $	2014 $

Loss Before Taxes	(1,169,425)	(716,943)	(808,710)
Statutory rate	34%	34%	34%

Computed expected tax recovery	(397,605)	(243,761)	(274,961)
Non-deductible expenses	67,418	119,469	123,694
Change in valuation allowance	330,187	124,292	151,267

Income tax expense	—	—	—

	2016 $	2015 $	2014 $

Deferred tax asset
Cumulative net operating losses	3,682,558	3,352,372	3,228,080
Less valuation allowance	(3,682,558)	(3,352,372)	(3,228,080)

Net deferred tax asset	—	—	—

The following table lists the fiscal year in which the loss was incurred and the expiration date of the operating:

		Expiration
	Net	Date of
	Loss	Operating
Period Incurred	$	Losses

December 31, 2006	159,600	2026
December 31, 2007	2,310,000	2027
December 31, 2008	2,638,800	2028
December 31, 2009	1,665,000	2029
December 31, 2010	944,400	2030
December 31, 2011	631,600	2031
December 31, 2012	391,900	2032
December 31, 2013	252,000	2033
December 31, 2014	444,900	2034
December 31, 2015	365,600	2035
December 31, 2016	971,137	2036

	10,774,937